Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Property, Plant and Equipment [Abstract]
Schedule of Costs and Related Accumulated Depreciation and Amortization of Major Classes of Property

Below are costs and related accumulated depreciation and amortization of major classes of property, in thousands.

	September 24, 2014	December 25, 2013
Land	$12,323	$13,186
Buildings and improvements	86,985	78,181
Other property and equipment	48,813	46,079
Construction in progress	5,449	815
	153,570	138,261
Less: accumulated depreciation and amortization	(73,764)	(69,620)
	$79,806	$68,641

The costs and related accumulated depreciation and amortization of major classes of property are as follows (in thousands):

	December 25, 2013	December 26, 2012
Land	$13,186	$13,186
Buildings and improvements	78,181	71,468
Other property and equipment	46,079	42,868
Construction in progress	815	690
	138,261	128,212
Less: accumulated depreciation and amortization	(69,620)	(63,404)
	$68,641	$64,808